Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Disclosure of major tax components

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	£'000s	£'000s	£'000s
Analysis of tax credit for the year
Current tax:
U.K. tax credit	(7,250)	(4,290)	(5,006)
U.S. tax charge	56	30	306
Adjustment in respect of prior periods	(71)	28	(6)
Total tax credit	(7,265)	(4,232)	(4,706)

The difference between the total tax shown above and the amount calculated by applying the standard rate of tax to the loss before tax is as follows:
Factors affecting the tax credit for the year
Loss on ordinary activities before taxation	(39,206)	(24,133)	(25,203)

Multiplied by standard rate of corporation tax of 19% (2018: 19% and 2017: 19.25%)	(7,449)	(4,585)	(4,852)
Effects of:
Non-deductible expenses	515	540	675
Fair value adjustment on derivative financial instruments	(303)	232	(1,280)
Research and development incentive	(3,119)	(1,846)	(2,116)
Temporary differences not recognized	(6)	(3)	(2)
Difference in overseas tax rates	16	8	136
Tax losses carried forward not recognized	3,152	1,394	2,739
Adjustment in respect of prior periods	(71)	28	(6)
Total tax credit	(7,265)	(4,232)	(4,706)

Disclosure of temporary difference, unused tax losses and unused tax credits
The following tables represent deferred tax balances recognized in the Consolidated Statement of Financial Position. There were no movements in either the deferred tax asset or the deferred tax liability.

	As at December 31, 2019	As at December 31, 2018
	£'000s	£'000s
Deferred tax assets	332	250
Deferred tax liabilities	(332)	(250)
Net balances	—	—